Investment Objectives and Goals	May 29, 2026
Simplify Gold Strategy PLUS Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Simplify Gold Strategy ETF (formerly Simplify Gold Strategy PLUS Income ETF)